UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23816

RM Opportunity Trust

(Exact name of registrant as specified in charter)

2245 Texas Drive, Suite 300

Sugar Land, TX 77479

________________________________________________________________________

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (281) 778-4900

Date of fiscal year end: August 31

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1.	Proxy Voting Record.

RM Greyhawk Fund

There is no proxy voting activity to report for the Fund, as the Fund held no votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                RM Opportunity Trust

By (Signature and Title)             /s/ Gabriel Gallegos

Gabriel Gallegos

President

Date: August 25, 2023